Reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue	$ 1,943,655	$ 2,265,803	$ 2,157,323
Cost of sales	(1,383,603)	(1,485,631)	(1,394,822)
Administrative expenses	(117,180)	(118,126)	(101,171)
Interest Expense	(76,939)	(57,807)	(50,124)
Depreciation and amortisation expense	(202,264)	(220,827)	(240,526)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	9,786	6,351	14,452
Income tax expense, continuing operations	110,019	178,975	166,173
Income (loss) before taxes	390,622	621,038	594,590
Net Income (Loss)	280,603	442,063	428,417
Assets	4,684,151	4,268,094	4,296,236
Equity-accounted investees	109,435	111,549	152,630
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	(8,778)	(17,131)	0
Increase of non-current assets			0
Liabilities	2,549,679	2,130,292	2,048,768
Impairment loss recognized in profit or loss	(1,057)	2,967	(31,899)
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	426,971	524,839	758,272
Cash flows from (used in) investing activities	(485,471)	(187,004)	(248,067)
Cash flows from (used in) financing activities	105,896	(387,313)	(411,920)
Operating Segments [Member]
Statement [Line Items]
Revenue	1,943,655	2,265,803	2,157,323
Cost of sales	(1,383,603)	(1,485,631)	(1,394,822)
Administrative expenses	0	0	0
Interest Expense	0	0	0
Depreciation and amortisation expense	(202,264)	(220,827)	(240,526)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Income (loss) before taxes	560,052	780,172	762,501
Net Income (Loss)	560,052	780,172	762,501
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	0	0	(17,583)
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Unallocated amounts [member]
Statement [Line Items]
Revenue			0
Cost of sales	0	0	0
Administrative expenses	(117,180)	(118,126)	(101,171)
Interest Expense	(76,939)	(57,807)	(50,124)
Depreciation and amortisation expense			0
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	9,786	6,351	14,452
Income tax expense, continuing operations	(110,019)	(178,975)	(166,173)
Income (loss) before taxes	(169,430)	(159,134)	(167,911)
Net Income (Loss)	(279,449)	(338,109)	(334,084)
Assets	4,684,151	4,268,094	4,296,236
Equity-accounted investees	109,435	111,549	152,630
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	124,569	(15,028)	0
Increase of non-current assets			0
Liabilities	2,549,679	2,130,292	2,048,768
Impairment loss recognized in profit or loss	(1,057)	2,967	(14,316)
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	426,971	524,839	758,272
Cash flows from (used in) investing activities	(485,471)	(187,004)	(248,067)
Cash flows from (used in) financing activities	105,896	(387,313)	(411,920)
Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	723,920	781,751	697,251
Cost of sales	(573,808)	(613,267)	(555,356)
Administrative expenses	0	0	0
Interest Expense	0	0	0
Depreciation and amortisation expense	(68,007)	(79,061)	(73,702)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Income (loss) before taxes	150,112	168,484	141,895
Net Income (Loss)	150,112	168,484	145,779
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	0	0	(15,025)
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	371,020	324,972	231,144
Cost of sales	(230,468)	(217,464)	(199,808)
Administrative expenses	0	0	0
Interest Expense	0	0	0
Depreciation and amortisation expense	(43,533)	(42,438)	(44,252)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Income (loss) before taxes	140,552	107,508	52,315
Net Income (Loss)	140,552	107,508	52,315
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	0	0	335
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	505,714	734,801	644,573
Cost of sales	(306,250)	(316,875)	(189,242)
Administrative expenses	0	0	0
Interest Expense	0	0	0
Depreciation and amortisation expense	(45,443)	(42,283)	(18,036)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Income (loss) before taxes	199,464	417,926	339,011
Net Income (Loss)	199,464	417,926	455,331
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	0	0	1,112
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Industrial chemicals [Member]
Statement [Line Items]
Revenue	94,875	108,267	135,578
Cost of sales	(63,590)	(72,964)	(91,753)
Administrative expenses	0	0	0
Interest Expense	0	0	0
Depreciation and amortisation expense	(6,885)	(8,454)	(16,050)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Income (loss) before taxes	31,285	35,303	43,825
Net Income (Loss)	31,285	35,303	36,759
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	0	0	(3,546)
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Potassium [Member]
Statement [Line Items]
Revenue	212,151	267,474	403,323
Cost of sales	(176,199)	(217,386)	(313,690)
Administrative expenses	0	0	0
Interest Expense	0	0	0
Depreciation and amortisation expense	(37,862)	(47,940)	(88,130)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Income (loss) before taxes	35,952	50,088	65,636
Net Income (Loss)	35,952	50,088	65,636
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	0	0	(240)
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Other products and services [Member]
Statement [Line Items]
Revenue	35,975	48,538	62,238
Cost of sales	(33,288)	(47,675)	(44,973)
Administrative expenses	0	0	0
Interest Expense	0	0	0
Depreciation and amortisation expense	(534)	(651)	(356)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Income (loss) before taxes	2,687	863	5,796
Net Income (Loss)	2,687	863	5,796
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	0	0	(219)
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Reportable segments [member]
Statement [Line Items]
Revenue	1,943,655	2,265,803	2,157,323
Cost of sales	(1,383,603)	(1,485,631)	(1,394,822)
Administrative expenses	0	0	0
Interest Expense	0	0	0
Depreciation and amortisation expense	(202,264)	(220,827)	(240,526)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income tax expense, continuing operations	0	0	0
Income (loss) before taxes	560,052	780,172	762,501
Net Income (Loss)	560,052	780,172	762,501
Assets	0	0	0
Equity-accounted investees	0	0	0
Increase of non-current assets	0	0	0
Liabilities	0	0	0
Impairment loss recognized in profit or loss	0	0	(17,583)
Reversal of impairment losses recognized in profit or loss for the period	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Parent [Member]
Statement [Line Items]
Assets	4,069,649	3,737,892
Liabilities	1,983,382	1,652,401
Parent [Member] | Operating Segments [Member]
Statement [Line Items]
Revenue	1,943,655	2,265,803	2,157,323
Parent [Member] | Unallocated amounts [member]
Statement [Line Items]
Revenue	0	0	0
Parent [Member] | Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	723,920	781,751	697,251
Parent [Member] | Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	371,020	324,972	252,123
Parent [Member] | Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	505,714	734,801	644,573
Parent [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	94,875	108,267	135,578
Parent [Member] | Potassium [Member]
Statement [Line Items]
Revenue	212,151	267,474	379,326
Parent [Member] | Other products and services [Member]
Statement [Line Items]
Revenue	35,975	48,538	48,472
Parent [Member] | Reportable segments [member]
Statement [Line Items]
Revenue	1,943,655	2,265,803	2,157,323
Other Operating Segment [Member]
Statement [Line Items]
Revenue	0	0
Other Operating Segment [Member] | Operating Segments [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Unallocated amounts [member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Potassium [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Other products and services [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Reportable segments [member]
Statement [Line Items]
Revenue	$ 0	$ 0	$ 0